PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT.
Schedule of property, plant and equipment cost less accumulated depreciation or impairment losses

			Plant and equipment		Assets in
		Land and			course of
		buildings	Instruments	Other	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million
Cost
At 31 December 2019		533	1,512	1,142	170	3,357
Exchange adjustment		15	45	26	–	86
Acquisitions	21	5	–	1	–	6
Additions		80	203	37	132	452
Disposals		(23)	(74)	(21)	(1)	(119)
Impairment		(8)	–	(5)	–	(13)
Transfers		14	(10)	64	(85)	(17)
At 31 December 2020		616	1,676	1,244	216	3,752
Exchange adjustment		(9)	(53)	(16)	(1)	(79)
Acquisitions	21	9	9	2	2	22
Additions		53	151	40	161	405
Disposals		(10)	(88)	(28)	2	(124)
Impairment		–	–	(6)	–	(6)
Transfers		29	(1)	46	(77)	(3)
At 31 December 2021		688	1,694	1,282	303	3,967
Depreciation and impairment
At 1 January 2020		155	1,095	784	–	2,034
Exchange adjustment		5	34	20	–	59
Charge for the year		57	165	89	–	311
Impairment		(5)	–	(3)	–	(8)
Disposals		(13)	(61)	(19)	–	(93)
At 31 December 2020		199	1,233	871	–	2,303
Exchange adjustment		(4)	(43)	(13)	–	(60)
Charge for the year		62	178	86	–	326
Impairment		–	–	(5)	–	(5)
Disposals		(10)	(75)	(25)	–	(110)
Transfers		2	(1)	(1)	–	–
At 31 December 2021		249	1,292	913	–	2,454
Net book amounts
At 31 December 2021		439	402	369	303	1,513
At 31 December 2020		417	443	373	216	1,449

Schedule of Group's right-of-use assets

	Land and buildings	Plant and equipment
2021	$ million	$ million
Additions	38	15
Depreciation charge in the year	43	13
Net book value at 31 December	160	31